Convertible Redeemable Preferred Shares - Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares (Details) - shares	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Series A-1 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized		16,518,502			16,518,502
Convertible redeemable preferred shares, Issued		15,181,000			15,181,000
Convertible redeemable preferred shares, Outstanding	15,181,000	15,181,000	15,181,000	15,181,000	15,181,000	15,181,000	15,181,000
Series A-2 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized		14,244,000			14,244,000
Convertible redeemable preferred shares, Issued		14,244,000			14,244,000
Convertible redeemable preferred shares, Outstanding	14,244,000	14,244,000	14,244,000	14,244,000	14,244,000	14,244,000	14,244,000
Series A-3 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized		3,536,099			3,536,099
Convertible redeemable preferred shares, Issued		2,828,899			2,828,899
Convertible redeemable preferred shares, Outstanding	2,828,899	2,828,899	2,828,899	2,828,899	2,828,899	2,828,899	2,828,899
Series B-1 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized		13,111,999			13,111,999
Convertible redeemable preferred shares, Issued		13,111,999			13,111,999
Convertible redeemable preferred shares, Outstanding	13,111,999	13,111,999	13,111,999	13,111,999	13,111,999	13,111,999	13,111,999
Series B-2 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized		9,090,900			9,090,900
Convertible redeemable preferred shares, Issued		9,090,900			9,090,900
Convertible redeemable preferred shares, Outstanding	9,090,900	9,090,900	9,090,900	9,090,900	9,090,900	9,090,900	9,090,900
Series B-3 [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized		2,100,000			2,100,000
Convertible redeemable preferred shares, Issued		2,100,000			2,100,000
Convertible redeemable preferred shares, Outstanding	2,100,000	2,100,000			2,100,000	2,100,000
Series C [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized		13,684,800			13,684,800
Convertible redeemable preferred shares, Issued		13,684,800			13,684,800
Convertible redeemable preferred shares, Outstanding	13,684,800	13,684,800	13,684,800	13,684,800	13,684,800	13,684,800	13,684,800
Series D [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized		15,000,000			15,000,000
Convertible redeemable preferred shares, Issued		12,963,577			11,747,760
Convertible redeemable preferred shares, Outstanding	12,963,577	12,963,577	12,963,577	12,963,577	11,747,760	11,144,336	11,144,336
Convertible Redeemable Preferred Shares [Member]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Authorized		87,286,300			87,286,300
Convertible redeemable preferred shares, Issued		83,205,175			81,989,358
Convertible redeemable preferred shares, Outstanding		83,205,175			81,989,358